Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Impairment loss recognized for the asset or cash-generating unit	$ 0
Remaining performance obligation	$ 0